Note 12 - Long-term Incentive Plan - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Outstanding outstanding (in shares)	760,000	760,000
Options granted (in shares)
Options exercised (in shares)	(72,000)
Options cancelled or forfeited (in shares)
Outstanding outstanding (in shares)	688,000	760,000
Options Vested (in shares)	634,000
Options exercisable (in shares)	634,000
Weighted average exercise price, options outstanding (in dollars per share)	$ 2.51	$ 2.51
Weighted average exercise price, options granted (in dollars per share)
Weighted average exercise price, options exercised (in dollars per share)	2.37
Weighted average exercise price, options cancelled or forfeited (in dollars per share)
Weighted average exercise price, options outstanding (in dollars per share)	2.52	2.51
Weighted average exercise price, options vested (in dollars per share)	2.58
Weighted average exercise price, options exercisable (in dollars per share)	2.58
Weighted average fair value at grant date, options outstanding (in dollars per share)	1	1
Weighted average fair value at grant date, options exercised (in dollars per share)	0.92
Weighted average fair value at grant date, options outstanding (in dollars per share)	1	$ 1
Weighted average fair value at grant date, options vested (in dollars per share)	1.05
Weighted average fair value at grant date, options exercisable (in dollars per share)	$ 1.05
Aggregate intrinsic value, options outstanding	$ 89,760
Aggregate intrinsic value, options vested	45,480
Aggregate intrinsic value, options exercisable	$ 45,480